RETIREMENT PLANS (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended															8 Months Ended	12 Months Ended
	Dec. 31, 2013 Legacy Ecolab 401 (K) Plan All other active employees	Dec. 31, 2013 Legacy Ecolab 401 (K) Plan Active employees	Dec. 31, 2013 Legacy Ecolab 401 (K) Plan Minimum All other active employees	Dec. 31, 2013 Legacy Ecolab 401 (K) Plan Minimum Active employees	Dec. 31, 2013 Legacy Ecolab 401 (K) Plan Maximum All other active employees	Dec. 31, 2013 Legacy Ecolab 401 (K) Plan Maximum Active employees	Dec. 31, 2013 Nalco 401 (K) Plan	Dec. 31, 2012 Nalco 401 (K) Plan	Dec. 31, 2013 Nalco 401 (K) Plan Minimum	Dec. 31, 2013 Nalco 401 (K) Plan Maximum	Dec. 31, 2012 Nalco Profit Sharing	Dec. 31, 2011 Nalco Profit Sharing	Dec. 31, 2013 Legacy Ecolab and Legacy Nalco 401 (K) Plan	Dec. 31, 2012 Legacy Ecolab and Legacy Nalco 401 (K) Plan	Dec. 31, 2011 Legacy Ecolab and Legacy Nalco 401 (K) Plan	Dec. 31, 2013 Legacy Champion 401 (K) Plan	Dec. 31, 2013 Legacy Champion 401 (K) Plan	Dec. 31, 2013 Legacy Champion 401 (K) Plan Minimum	Dec. 31, 2013 Legacy Champion 401 (K) Plan Maximum
Savings Plan, ESOP and Profit Sharing
Percentage of eligible compensation, matched 100%	4.00%	3.00%	4.00%	3.00%	8.00%	5.00%	4.00%	4.00%	4.00%	8.00%							3.00%	3.00%	6.00%
Percentage of matching contribution made by company, up to 3% eligible compensation		100.00%															100.00%
Percentage of matching contribution made by company, up to 4% eligible compensation	100.00%						100.00%
Percentage of matching contribution made by company for employee contributions between 3% and 5%		50.00%
Percentage of matching contribution made by company for employee contributions between 4% and 8%	50.00%						50.00%
Percentage of employer matching contribution when employee before tax contribution is between 3% to 6% of eligible compensation																	50.00%
Percentage of matching contribution by company vested immediately													100.00%
Employer contribution											$ 13	$ 1	$ 54	$ 43	$ 25	$ 5